Long-term debt and other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term debt (Table)
Facility	June 30, 2025	December 31, 2024
Loans	$1,683,624	$1,605,654
Less: Deferred finance costs, net	(8,019)	(8,495)
Total long-term debt	1,675,605	1,597,159
Less: Current portion of debt	(199,242)	(245,475)
Add: Deferred finance costs, current portion	2,727	2,739
Long-term debt, net of current portion and deferred finance costs	$1,479,090	$1,354,423

Long-term debt - Weighted-Average Interest Rates (Table)
Three months ended June 30, 2025	5.74%	Six months ended June 30, 2025	5.83%
Three months ended June 30, 2024	7.09%	Six months ended June 30, 2024	7.17%

Long-term debt - Principal Payments (Table)
Period/ Year	Amount
July to December 2025	$117,036
2026	265,277
2027	395,615
2028	251,316
2029	285,395
2030 and thereafter	368,985
$1,683,624

Long-term debt and other financial liabilities - Other financial liabilities, net (Table)
	June 30, 2025	December 31, 2024
Other financial liabilities	$146,920	$151,584
Less: Deferred finance costs, net	(1,492)	(1,649)
Total other financial liabilities	145,428	149,935
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	300	312
Other financial liabilities, net of current portion and deferred finance costs	$136,400	$140,919

Long-term debt and other financial liabilities - Schedule of annual lease liability (Table)
Period/ Year	Amount
July to December 2025	$4,665
2026	9,328
2027	9,328
2028	9,328
2029	9,328
2030 and thereafter	104,943
$146,920